Regulatory Capital Financial Instruments - Schedule of Financial Instruments of Regulatory Capital Issued (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Instruments of Regulatory Capital Issued [Abstract]
Subordinated bonds with transitory recognition
Subordinated bonds	1,068,879	1,039,814
Bonds with no fixed term of maturity
Preferred stock
Total	$ 1,068,879	$ 1,039,814